SUBSEQUENT EVENTS (Details) - $ / shares		3 Months Ended	6 Months Ended
	Aug. 29, 2024	Jun. 30, 2024	Jun. 30, 2024
Dividends [Abstract]
Dividend declared (in dollars per share)		$ 0.12	$ 0.24
Subsequent Event [Member] | 2024 Q2 Dividends [Member]
Dividends [Abstract]
Dividend declare date	Aug. 29, 2024
Dividend declared (in dollars per share)	$ 0.12
Dividend payable date	Nov. 26, 2024